Income tax benefit/(expense)	12 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Income tax benefit/(expense)	Income tax benefit/(expense)

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2026	2025	2024
(a)	Reconciliation of income tax to prima facie tax payable
	Loss from continuing operations before income tax	(56,887)	(101,812)	(88,147)
	Tax benefit at the Australian tax rate of 30% (2025: 30%, 2024: 30%)	(17,066)	(30,544)	(26,444)
	Tax effect of amounts which are not deductible/(exempt) in calculating taxable income:
	Share-based payments expense	1,413	5,911	1,752
	Bonus restructure expense	180	1,973	—
	Non-Deductible Executive Compensation	999	—	—
	Research and development tax concessions	(1,211)	(1,236)	324
	Foreign exchange translation (losses)/gains	(789)	(63)	(103)
	Contingent consideration	(3,617)	4,466	2,908
	Remeasurement of warrants	(209)	1,557	—
	Other sundry items	1,106	447	(231)
	Subtotal	(19,194)	(17,489)	(21,794)
	Adjustments for current tax of prior periods	582	4,540	198
	Differences in overseas tax rates(1)	(6,600)	14,330	6,051
	Tax benefit/(expense) not recognized	25,825	(1,051)	15,354
	Income tax expense/(benefit) attributable to loss before income tax	613	330	(191)

(1)
In the year ended June 30, 2026, there was a change in the expected tax rate applicable on unused tax losses in the United States to include an apportioned state tax rate. The unused tax losses have been revalued accordingly.

In the year ended June 30, 2025, there was a change in the expected tax rate applicable on unused tax losses in Singapore for the years 2018-2020. For the tax years 2018-2020, the Singapore tax losses have been revalued from the statutory tax rate of 17% to the concessionary tax rate applicable under the Singapore tax incentives granted by the Singapore Economic Development Board.

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2026	2025	2024
(b)	Income tax (benefit)/expense
	Current tax
	Current tax	—	—	—
	Total current tax (benefit)/expense	—	—	—

	Deferred tax
	(Increase)/decrease in deferred tax assets	(9,414)	999	56
	Increase/(decrease) in deferred tax liabilities	10,027	(669)	(247)
	Total deferred tax expense/(benefit)	613	330	(191)
	Income tax expense/(benefit)	613	330	(191)
Deferred tax assets have been brought to account only to the extent that it is foreseeable that they are recoverable against future tax liabilities.
Deferred tax assets are recognized for unused tax losses to the extent that it is probable that future taxable profit will be available against which the unused tax losses can be utilized. Deferred tax assets are offset against taxable temporary differences (deferred tax liabilities) when the deferred tax balances relate to the same tax jurisdiction in accordance with our accounting policy.
Deferred taxes are measured at the rate in which they are expected to settle within the respective jurisdictions, which can change based on factors such as new legislation or timing of utilization and reversal of associated assets and liabilities.

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2026	2025	2024
(c)	Amounts that would be recognized directly in equity if brought to account
	Aggregate current and deferred tax arising in the reporting period and not recognized in net loss or other comprehensive income but which would have been directly applied to equity had it been brought to account:
	Current tax recorded in equity (if brought to account)	(128)	(1,514)	(1,329)
	Deferred tax recorded in equity (if brought to account)	881	881	1,029
		753	(633)	(300)

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2026	2025	2024
(d)	Amounts recognized directly in equity
	Aggregate current and deferred tax arising in the reporting period and not recognized in net loss or other comprehensive income but debited/credited to equity
	Current tax recorded in equity	—	—	—
	Deferred tax recorded in equity	(613)	(330)	191
		(613)	(330)	191

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2026	2025	2024
(e)	Deferred tax assets not brought to account
	Unused tax losses
	Potential tax benefit at local tax rates	153,678	138,740	140,129
	Other temporary differences
	Potential tax benefit at local tax rates	19,259	12,636	14,204
	Other tax credits
	Potential tax benefit at local tax rates	3,220	3,220	3,220
		176,157	154,596	157,553
The Group has not brought to account $648.0 million (2025: $597.1 million, 2024: $620.6 million) of gross tax losses, which includes the benefit arising from tax losses in overseas countries. As of June 30, 2026 $648.0 million of tax losses not brought to account have an indefinite life. Gross tax losses of $44.5 million within deferred tax assets recognized expire within a range of 7 to 12 years. The benefits of unused tax losses will only be brought to account when it is probable that they will be realized.
This benefit of tax losses will only be obtained if:
•the Group derives future assessable income of a nature and an amount sufficient to enable the benefit from the deductions for the losses to be realized;
•the Group continues to comply with the conditions for deductibility imposed by tax legislation; and
•no changes in tax legislation adversely affect the Group in realizing the benefit from the deductions for the losses.